Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.05871%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,410,468.29

Principal:
Principal Collections	$20,138,285.92
Prepayments in Full	$10,147,328.75
Liquidation Proceeds	$493,267.66
Recoveries	$55,917.36
Sub Total	$30,834,799.69
Collections	$32,245,267.98

Purchase Amounts:
Purchase Amounts Related to Principal	$382,123.15
Purchase Amounts Related to Interest	$2,477.90
Sub Total	$384,601.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,629,869.03

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,629,869.03
Servicing Fee	$607,743.55	$607,743.55	$0.00	$0.00	$32,022,125.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,022,125.48
Interest - Class A-2a Notes	$47,194.37	$47,194.37	$0.00	$0.00	$31,974,931.11
Interest - Class A-2b Notes	$45,867.93	$45,867.93	$0.00	$0.00	$31,929,063.18
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$31,545,271.51
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$31,403,439.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,403,439.84
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$31,346,465.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,346,465.17
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$31,304,085.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,304,085.59
Regular Principal Payment	$28,533,677.63	$28,533,677.63	$0.00	$0.00	$2,770,407.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,770,407.96
Residual Released to Depositor	$0.00	$2,770,407.96	$0.00	$0.00	$0.00
Total		$32,629,869.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,533,677.63
Total					$28,533,677.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,343,100.77	$61.27	$47,194.37	$0.15	$19,390,295.14	$61.42
Class A-2b Notes	$9,190,576.86	$61.27	$45,867.93	$0.31	$9,236,444.79	$61.58
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$28,533,677.63	$21.66	$718,039.89	$0.55	$29,251,717.52	$22.21

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$54,455,040.78	0.1724898	$35,111,940.01	0.1112193
Class A-2b Notes	$25,873,475.19	0.1724898	$16,682,898.33	0.1112193
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$645,268,515.97	0.4898269	$616,734,838.34	0.4681668

Pool Information
Weighted Average APR	2.349%	2.336%
Weighted Average Remaining Term	40.94	40.10
Number of Receivables Outstanding	39,740	38,895
Pool Balance	$729,292,265.54	$697,803,804.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$675,404,682.32	$646,398,677.78
Pool Factor	0.5099952	0.4879753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$10,467,057.07
Yield Supplement Overcollateralization Amount	$51,405,126.66
Targeted Overcollateralization Amount	$81,068,966.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,068,966.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$327,455.62
(Recoveries)		78	$55,917.36
Net Loss for Current Collection Period			$271,538.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4468%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4741%
Second Prior Collection Period			0.7307%
Prior Collection Period			0.8328%
Current Collection Period			0.4567%
Four Month Average (Current and Prior Three Collection Periods)			0.6236%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,832	$7,693,889.29
(Cumulative Recoveries)			$731,472.70
Cumulative Net Loss for All Collection Periods			$6,962,416.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4869%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,199.72
Average Net Loss for Receivables that have experienced a Realized Loss			$3,800.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	402	$8,638,809.78
61-90 Days Delinquent	0.15%	45	$1,026,495.91
91-120 Days Delinquent	0.02%	7	$138,986.04
Over 120 Days Delinquent	0.06%	17	$400,025.27
Total Delinquent Receivables	1.46%	471	$10,204,317.00

Repossession Inventory:
Repossessed in the Current Collection Period		29	$674,791.24
Total Repossessed Inventory		40	$916,121.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1482%
Prior Collection Period			0.1761%
Current Collection Period			0.1774%
Three Month Average			0.1672%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2243%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer